Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies and Practices
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts and operations of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions are eliminated upon consolidation. Certain amounts in the prior years’ consolidated statements of changes in stockholders’ equity and statements of cash flows have been reclassified to conform to the current year presentation.

Pursuant to the Business Combination, the merger between a subsidiary of DEAC and Old DK was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, DEAC was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Old DK issuing stock for the net assets of DEAC, accompanied by a recapitalization. The net assets of DEAC are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Old DK. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination. Further, Old DK was determined to be the accounting acquirer in the SBTech Acquisition, as such, the acquisition is considered a business combination under Accounting Standards Codification (“ASC”), Topic 805, Business Combinations, (“ASC 805”) and was accounted for using the acquisition method of accounting. DraftKings recorded the fair value of assets acquired and liabilities assumed from SBTech. The presented financial information for the year ended December 31, 2020 includes the financial information and activities for SBTech for the period from April 24, 2020 to (and including) December 31, 2020.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of foreign currency translation adjustments related to the effect of foreign exchange on the value of our assets and liabilities denominated in Euros. The cumulative net translation gain or loss is included in the consolidated statements of comprehensive loss.

Foreign Currency

Foreign Currency

Our reporting currency is the U.S. dollar while the functional currency of the Company’s non-U.S. subsidiaries is the Euro. The financial statements of the Company’s non-U.S. subsidiaries are translated into United States dollars in accordance with ASC 830, Foreign Currency Matters, using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues, costs and expenses and historical rates for equity.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation and expensing of equity awards; accounting for contingencies and uncertainties; fair value estimates of embedded derivatives; purchase price allocations, including fair value estimates of intangible assets; the estimated useful lives of fixed assets and intangible assets, including internally developed software costs; and accrued expenses.

Going Concern

Going Concern

Based on anticipated spend and cash received from the Business Combination, exercise of certain warrants, the June 2020 and October 2020 follow-on equity offerings and the timing of expenditure assumptions, the Company currently expects that its cash will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months after February 26, 2021. The Company has experienced operating losses and negative operating cash flows for the years ended December 31, 2020, 2019 and 2018.While certain geographies may experience improved cash flow, the Company expects to continue to incur annual operating losses and annual negative operating cash flow for the foreseeable future.

Concentrations Related to Credit Risk and Vendors

Concentrations Related to Credit Risk and Vendors

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of operating cash and cash equivalents and cash reserved for users. The Company maintains separate accounts for cash and cash reserved for users primarily across four financial institutions. Some amounts exceed federally insured limits with the majority of cash held in one financial institution. Management believes all financial institutions holding its cash are of high credit quality and does not believe the Company is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company relies on a limited number of vendors to support operations. In particular, a single vendor is currently the primary provider of web services that allows the Company to host its sports betting, iGaming and daily fantasy sports offerings. Any interruption in the services provided by this supplier could have a material adverse effect on its business, financial condition and results of operations.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting, in accordance with ASC 805, which requires assets acquired and liabilities assumed to be recognized at their fair values as of the acquisition date. Any fair value of purchase consideration in excess of the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired, and liabilities assumed are determined based upon the valuation of the acquired business and involve management making significant estimates and assumptions.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of highly liquid, unrestricted savings, checking and other bank accounts. The Company also utilizes short-term certificates of deposit, each with a duration of three months or less.

Cash Reserved for Users

Cash Reserved for Users

The Company maintains separate bank accounts to segregate users’ funds from operational funds. In certain regulated jurisdictions, user funds are held by DK Player Reserve, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company, which was organized for the purpose of protecting users’ funds in the event of creditor claims.

Receivables Reserved for Users

Receivables Reserved for Users

Receivables for user deposits not yet received are stated at the amount the Company expects to collect from a payment processor, which includes an allowance for doubtful accounts if appropriate. These receivables arise, primarily, due to process timing between when a user deposits and when the Company receives that deposit from the payment processor. Receivables also arise due to the securitization policies of certain payment processors. The allowance for doubtful accounts is determined based on the Company’s assessment of the probability of the non-payment of the receivable. This provision is netted against the receivable balance with the loss being recognized within general and administrative expenses in the consolidated statements of operations. On assessment that the receivable will not be collected, the associated amount is written off with no impact to the consolidated statements of operations.  The provision at December 31, 2020 and December 31, 2019 did not have a material impact on the Company’s consolidated financial statements.

Accounts Receivables

Accounts Receivables

Accounts receivables are recorded at amortized cost, less any allowance for doubtful accounts. The allowance for doubtful accounts is determined based on the Company’s assessment of the probability of non-payment of the receivable. This provision is netted against the receivable balance with the loss being recognized within general and administrative expenses in the consolidated statements of operations. On assessment that the receivable will not be collected, the associated amount is written off with no impact to the consolidated statements of operations. The provision at December 31, 2020 and December 31, 2019 did not have a material impact on the Company’s consolidated financial statements.

Property and Equipment, net

Property and Equipment, Net

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset. Leasehold improvements depreciation is computed over the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1–10 years

Intangible Assets, Net

Intangible Assets, Net

The Company’s intangible assets consist of developed technology, customer relationships, internally-developed software, gaming licenses and trademarks and tradenames. The related amortization expense is classified as cost of revenue in the consolidated statements of operations.

Developed Technology

Developed technology primarily relates to the design and development of sports betting and casino gaming software for online and retail sportsbook and casino gaming products acquired from SBTech and recorded at fair value at the date of acquisition. Additional development costs are capitalized and amortized on a straight-line basis over their estimated useful life of eight years once the development is completed and the assets are in use. All other expenditures, including those incurred in order to maintain an intangible asset’s current level of performance, are expensed as incurred.

Customer Relationships

Customer (or “user”) relationships are finite-lived intangible assets which are amortized over their estimated useful lives of five years. Customer relationships are generally recognized as the result of business combinations.

Internally Developed Software

Software that is developed for internal use is accounted for pursuant to ASC 350-40, Intangibles, Goodwill and Other — Internal-Use Software. Qualifying costs incurred to develop internal-use software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and perform as intended. These capitalized costs include compensation for employees who develop internal-use software and external costs related to development of internal use software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three to four years. All other expenditures, including those incurred in order to maintain an intangible asset’s current level of performance, are expensed as incurred.

Gaming Licenses

The Company incurs fees in connection with applying for and maintaining good standing in jurisdictions via business licenses. Fees incurred in connection with the application and subsequent renewals are capitalized and amortized using the straight-line method over an estimated useful life. In certain arrangements, the Company enters into agreements to operate on a business partner’s license in exchange for upfront fees. These fees are capitalized and amortized over the shorter of their expected benefit under the partnership agreement or estimated useful life.

Trademarks and Tradenames

The Company incurs fees in connection with applying for and maintaining trademarks and tradenames. Fees incurred in connection with the application and subsequent renewals are capitalized and amortized using the straight-line method over an estimated useful life of three years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, except for goodwill, consist of property and equipment and finite-lived acquired intangible assets, such as internal-use software, developed software, gaming licenses, trademarks, tradenames and customer relationships. Long-lived assets, except for goodwill, are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Impairment expense is recognized to the extent an asset’s expected undiscounted future cash flows are less than the asset’s carrying amount. There was immaterial impairment related to internally developed software on abandoned projects during the years ended December 31, 2019 and 2018. As of December 31, 2020, the Company determined that long-lived assets were not impaired.

Goodwill

Goodwill

The Company’s business is classified into three reporting units: B2C, Media and B2B. In testing goodwill for impairment, the Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0,” to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in the Company’s management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company performs a quantitative goodwill impairment analysis by comparing the carrying amount to the fair value of the reporting unit. If the carrying amount exceeds the fair value, goodwill will be written down to the fair value and recorded as impairment expense in the consolidated statements of operations. The Company performs its impairment testing annually and when circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company performed its annual impairment assessment of goodwill as of October 1, 2020 and concluded that goodwill was not impaired.

Equity Method Investment

Equity Method Investment

The Company acquired an additional 3.4% interest in November 2020 in DKFS, LLC, also known as DRIVE by DraftKings, for $1.0 million, bringing its total ownership interest to 49.9% as of December 31, 2020. The Company uses the equity method to account for investments in which the Company has the ability to exercise significant influence over the operating and financial policies of the investee, but does not exercise control. The Company’s carrying value in the equity method investee is reflected in the caption “Equity method investment” on the consolidated balance sheets. Changes in value of DKFS, LLC are recorded in “Loss from equity method investment” on the consolidated statements of operations. The Company’s judgment regarding its level of influence over the equity method investee includes considering key factors, such as ownership interest, representation on the board of directors, and participation in policy-making decisions.

Under the equity method, the Company’s investment is initially measured at cost and subsequently increased or decreased to recognize the Company’s share of income and losses of the investee, capital contributions and distributions and impairment losses. The Company performs a qualitative assessment annually and recognizes an impairment if there are sufficient indicators that the fair value of the investment is less than carrying value.

Leases

Leases

The Company leases certain office spaces, equipment and vehicles and recognizes lease expense on a straight-line basis over the initial term of the lease unless external economic factors exist such that renewals are reasonably certain. In those instances, the renewal period would be included in the lease term to determine the period in which to recognize the lease expense.

Leases for periods through December 31, 2019 were reported under ASC 840, Leases (Topic 840) (“ASC 840”), including the disclosure requirements. The Company recognizes rent expense on operating leases on a straight-line basis over the non-cancellable lease term. Operating leases with landlord-funded leasehold improvements are considered tenant allowances and are amortized as a reduction of rent expense over the non-cancellable lease term. Deferred rent liability, which is calculated as the difference between contractual lease payments and the rent expense, is recorded in accounts payable and accrued expenses and other long-term liabilities in the consolidated balance sheets.

The Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”), using the alternative transition method provided in ASU 2018-11, Leases (Topic 842) (“ASU 2018-11”): Targeted Improvements as of January 1, 2020 at December 31, 2020. Using the alternative transition method, the Company applied the transition requirements at the effective date of ASU 2016-02.

The Company elected the package of practical expedients permitted under the transition guidance within the new standard. In addition, the Company has elected to apply the practical expedient to combine lease and related non-lease components, for all classes of underlying assets, and account for the combined contract as a lease component, as well as the election was made to apply the short-term lease recognition exemption.

Liabilities to Users

Liabilities to Users

The Company records liabilities for user account balances. User account balances consist of user deposits, most promotional awards and user winnings less user withdrawals, tax withholdings and user losses. Cash reserved for users and receivables reserved for users equal or exceed the Company’s liabilities to users at all times.

Loss Contingencies

Loss Contingencies

The Company’s loss contingencies, which are included within other long-term liabilities in the consolidated balance sheets, are uncertain by nature and their estimation requires significant management judgment as to the probability of loss and estimation of the amount of such loss. These contingencies include, but may not be limited to, indirect taxes, regulatory investigations and proceedings and management’s evaluation of complex laws and regulations, and the extent to which they may apply to our business and industry.

The Company regularly reviews its contingencies to determine whether the likelihood of loss is probable and to assess whether a reasonable estimate of the loss can be made. Determination of whether a loss estimate can be made is a complex undertaking that considers the judgement of management, third-party research, the prospect of negotiation and interpretations by regulators and courts, among other information. When a loss is determined to be probable, and the amount of the loss can be reasonably estimated, an estimated contingent liability is recorded.

Revenue Recognition

Revenue Recognition

Effective January 1, 2019, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method for all contracts not completed as of the date of adoption. ASC 606 requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the standard requires more detailed disclosures to enable readers of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The cumulative effect of the adoption was immaterial to the consolidated financial statements. See Note 9 – Revenue Recognition for further details.

The Company determines revenue recognition through the following steps:

•	Identify the contract, or contracts, with the customer;
•	Identify the performance obligations in the contract;
•	Determine the transaction price;
•	Allocate the transaction price to performance obligations in the contract; and
•	Recognize revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.

The Company is currently engaged in the business of digital sports entertainment and gaming and provides its users with online gaming opportunities. The Company also provides online sportsbook and casino operators with technical infrastructure as well as related services with respect to its direct customers and distributors. The following is a description of the Company’s revenue streams:

Online Gaming

DFS is a peer-to-peer product in which users compete against one another for prizes. Users pay an entry fee (ranging from $0 to $10,000 per user) to join a DFS contest and compete for prizes, which are distributed to the highest performing competitors in each contest as defined by each contest’s prize table. DFS revenue is generated from contest entry fees from users, net of prizes and customer incentives awarded to users.

Sportsbook or sports betting involves a user wagering money on an outcome or series of outcomes occurring. When a user’s wager wins, the Company pays the user a pre-determined amount known as fixed odds. Sportsbook revenue is generated by setting odds such that there is a built-in theoretical margin in each sports wagering opportunity offered to users. Sportsbook revenue is generated from users’ wagers net of payouts made on users’ winning wagers and incentives awarded to users.

iGaming, or online casino, typically includes digital versions of wagering games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company functions similarly to land-based casinos, generating revenue through hold, as users play against the house. iGaming revenue is generated from user wagers net of payouts made on users’ winning wagers and incentives awarded to users.

DFS, Sportsbook and iGaming, each as described above, create a single performance obligation for the Company to operate contests or games and award prizes or payouts to users based on results. Revenue is recognized at the conclusion of each contest, wager, or wagering game hand.Incentives can be used across online gaming products. Additionally, certain incentives given to customers create material rights and represent separate performance obligations. User incentives in certain cases create liabilities when awarded to players and in those cases are generally recognized as revenue upon redemption.

Gaming software

The Company contracts with business customers to provide sports and casino betting software solutions. Gaming software revenue is recognized when control of the solutions is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for providing control of the sports betting and casino software.

The Company’s direct customer contract revenue is generally calculated as a percentage of the wagering revenue generated by the business customer using our software and is recognized in the periods in which those wagering and related activities conclude. In contrast, the Company provides distributors with the right to resell the Company’s software-as-a-service offering to their clients, using their own infrastructure. In reseller arrangements, revenue is generally calculated via a fixed monthly fee and an additional monthly fee which varies based on the number of gaming operators to whom each reseller sub-licenses the Company’s software. Our direct customer arrangements do not provide the customers with the right to take possession of our software, but only the right to purchase access to the Company’s sports and casino wagering software for a defined contractual period. In reseller arrangements, as opposed to direct customer arrangements, the resellers purchase a software license which enables them to install, host, and serve their operators’ base using the Company’s software.

Transaction Price Considerations

Variability in the transaction price arises primarily due to market-based pricing, cash discounts, revenue sharing and usage-based fees. DraftKings offers loyalty programs, free plays, deposit bonuses, discounts, rebates and other rewards and incentives to its customers. Revenue for DFS, Sportsbook and iGaming is collected prior to the contest or event and is fixed once the outcome is known. Prizes paid and payouts made to users are recognized when awarded to the player.

Contracts with customers may include multiple performance obligations. For such arrangements, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Company’s sales of such products and services to similar customers and in similar circumstances on a standalone basis. For Online Gaming, which includes DFS, Sportsbook and iGaming, the Company allocates a portion of the transaction price to certain customer incentives that create material future customer rights. In addition, in the event of a multi-stage contest, the Company will allocate transaction price ratably from contest start to the contest’s final stage.

Certain costs to obtain or fulfill contracts

Under ASC 606, certain costs to obtain or fulfill a contract with a customer must be capitalized, to the extent recoverable from the associated contract margin, and subsequently amortized as the products or services are delivered to the customer. These costs are capitalized as contract acquisition costs and are amortized over the period of benefit to the customer. For the Company, the period of benefit is typically less than or equal to 1 year. As such, the Company applied the practical expedient and contract acquisition costs are expensed immediately. Customer contract costs which do not qualify for capitalization as contract fulfillment costs are expensed as incurred.

Contract balances

Contract assets and liabilities represent the differences in the timing of revenue recognition from the receipt of cash from the Company’s customers and billings to those customers. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing.

Deferred revenue relates to payments received in advance of the satisfaction of performance under the contract. The Company maintains various programs to incentivize user behaviors, which allows users to earn awards. Incentive awards generally represent a material right to the user, and awards may be redeemed for future services. Incentive awards earned by users, but not yet redeemed, are generally recognized as a reduction to revenue and included within liabilities to users on the consolidated balance sheets. When a user redeems most types of awards, the Company recognizes revenue on the consolidated statements of operations.

Certain player awards are not subject to expiration or have not been expired historically, on such awards the Company recognizes breakage (for amounts not expected to be redeemed) to the extent there is no requirement for remitting such balances to regulatory agencies.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of variable costs. These include mainly (i) payment processing fees and chargebacks, (ii) product taxes, (iii) technology costs, (iv) revenue share / market access arrangements, and (v) feed / provider services. The Company incurs payment processing fees on user deposits, withdrawals and deposit reversals from payment processors (“chargebacks”). Chargebacks have not been material to date. Cost of revenue also includes expenses related to the distribution of our services, amortization of intangible assets and compensation of revenue associated personnel.

Sales and Marketing

Sales and Marketing

Sales and marketing expenses consist primarily of expenses associated with advertising and related software, conferences, strategic league and team partnerships and costs related to free to play contests, rent and facilities maintenance and the compensation of sales and marketing personnel, including stock-based compensation expenses. Advertising costs are expensed as incurred and are included in sales and marketing expense in the consolidated statements of operations. During the years ended December 31, 2020, 2019 and 2018, advertising costs were $430.4 million, $152.2 million, and $124.5 million, respectively.

Product and Technology

Product and Technology

Product and technology expenses consist primarily of expenses which are not subject to capitalization or otherwise classified within Cost of Revenue. Product and Technology expenses include software licenses, rent and facilities maintenance and depreciation of hardware and software and costs related to the compensation of product and technology personnel, including stock-based compensation.

General and Administrative

General and Administrative

General and administrative expenses consist of costs not related to Sales and Marketing, Product and Technology or Revenue. General and administrative costs include professional services (including legal, regulatory, audit, accounting, lobbying and services related to the Business Combination), rent and facilities maintenance, contingencies, insurance, allowance for doubtful accounts receivable, depreciation of leasehold improvements and furniture and fixtures and costs related to the compensation of executive and non-executive personnel, including stock-based compensation.

Stock-based Compensation

Stock-based Compensation

The Company measures compensation expense for stock options and other stock awards in accordance with ASC 718, Compensation — Stock Compensation. Stock-based compensation is measured at fair value on grant date and recognized as compensation expense over the requisite service period. Generally, the Company issues stock options and other stock awards to employees with service-based and/or performance-based vesting conditions. For awards with only service-based vesting conditions, the Company records compensation cost for these awards using the straight-line method less an assumed forfeiture rate. For awards with performance-based vesting conditions, the Company recognizes compensation cost on a tranche-by-tranche basis (the accelerated attribution method) less an assumed forfeiture rate.

Under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, the Company measures stock-based awards granted to non-employees based on the fair value of the award on the date on which the related service is completed. Compensation expense is recognized over the period during which services are rendered by non-employees until service is completed. At the end of each financial reporting period, for share based payments issued in lieu of cash prior to completion of the service, the fair value of these awards is remeasured using the then-current fair value of the Company’s common stock.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between U.S. GAAP treatment and tax treatment of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
•

Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is calculated using the two-class method. Under the two-class method, basic earnings (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. The weighted-average number of common shares outstanding during the period includes Class A common stock but is exclusive of Class B common stock as these shares have no economic or participating rights. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted earnings (loss) per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

ASU 2016-02, Leases (Topic 842)

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, and since that date has issued subsequent amendments to the initial guidance intended to clarify certain aspects of the guidance and to provide certain practical expedients that entities can elect upon adoption. ASC 842 introduces new requirements to increase transparency and comparability among organizations for leasing transactions for both lessees and lessors. The principle of ASC 842 is that a lessee recognizes assets and liabilities that arise from leases. Lessees need to recognize a right-of-use asset and a lease liability for all leases (other than leases that meet the definition of a short-term lease). The lease liability is equal to the present value of lease payments, and the right-of-use asset is equal to the lease liability, adjusted for other factors. For income statement purposes, ASC 842 requires leases to be classified as either operating or finance. Operating leases result in a straight-line expense pattern while finance leases result in a front-loaded expense pattern. Lessor accounting remains largely unchanged, other than certain targeted improvements intended to align lessor accounting with the lessee accounting model and with the updated revenue recognition guidance.

The Company adopted ASC 842 effective January 1, 2020 using the alternative transition method and elected to apply the new guidance at the adoption date without adjusting comparative periods presented. Comparative information has not been restated and will continue to be reported under accounting standards in effect for those periods. In adopting the new guidance, the Company elected to apply the package of transition practical expedients, which allows the Company not to reassess: (1) whether any expired or existing contracts contain leases under the new definition of a lease; (2) lease classification for any expired or existing leases; and (3) whether previously capitalized initial direct costs would qualify for capitalization under ASC 842. In transition, the Company did not elect to apply the hindsight practical expedient, which permits entities to use hindsight in determining the lease term and assessing impairment of right-of-use assets.

The adoption of ASC 842 resulted in the recognition of a new right-of-use assets and lease liabilities on the balance sheet for all operating leases.  For the year ended December 31, 2019, the short-term and long-term deferred rent liabilities were $1.1 million and $9.7 million, respectively. As a result of the Company’s adoption on January 1, 2020, the Company recorded operating right-of-use assets of $33.9 million, including an offsetting deferred rent of $10.8 million, along with associated operating lease liabilities of $44.7 million.

ASU No. 2018-07, Compensation — Stock Compensation (Topic 718)

In June 2018, the FASB issued ASU No. 2018-07, Compensation — Stock Compensation (Topic 718), to simplify the accounting for share-based payments to non-employees by aligning it with the accounting for share- based payments to employees, with certain exceptions. Under the new standard, equity-classified non- employee awards are initially measured on the grant date and re-measured only upon modification, rather than at each reporting period. Measurement is based on an estimate of the fair value of the equity instruments to be issued. The Company adopted this pronouncement as of January 1, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326). The new guidance replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that utilizes a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses. For receivables reserved for users and accounts receivable held at the reporting date and measured at an amortized cost basis, the Company estimates all expected credits losses based on historical experience, current conditions and reasonable and supportable forecasts. The Company adopted this standard as of January 1, 2020 at December 31, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40)

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40, in order to determine which costs to capitalize and recognize as an asset and which costs to expense. The Company adopted this standard as of January 1, 2020 at December 31, 2020. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company is currently evaluating the timing of adopting this guidance and the impact of adoption on its financial position, results of operations and cash flows